Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 56,093	$ 45,631
Accrued bonuses	60,485
Accrued payroll taxes	7,049	12,143
Accrued liabilities	126,543	63,120
Total accounts payable and accrued liabilities	$ 250,170	$ 120,894